PROPERTY AND EQUIPMENT, NET	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE – 7 PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of March 31,
	2024	2025	2025
	HKD	HKD	USD

Office equipment, at cost	$162,327	$162,327	$20,811
Less: accumulated depreciation	(115,806)	(132,470)	(16,983)

Property and equipment, net	$46,521	$29,857	$3,828

Depreciation expense for the years ended March 31, 2023, 2024 and 2025 were HKD31,055, HKD30,285 and HKD16,664 (USD2,136), respectively.